COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended				6 Months Ended
	Jun. 30, 2022	Nov. 30, 2020	Oct. 31, 2019	Jun. 30, 2018	Jun. 30, 2025
Guarantor Obligations [Line Items]
Amount of claim, including interest, penalties and legal fees					$ 7,152
Principle amount of claim					737
Aggregate amount of guarantees					79,594
Restricted cash collateral					471
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees					75,623
Arbitration award amount				$ 13,500
Income from award settlement		$ 13,700
Amount of money yet to be collected		$ 500
Peru [Member] | Gth Peru [Member]
Guarantor Obligations [Line Items]
Period of occurrence			2015-2019
Arbitration award amount	$ 15,000
Income from award settlement					4,400
Amount of money yet to be collected					$ 7,500